March 15 2010

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:             Wells Fargo Funds Trust (the "Trust")

Wells Fargo Advantage Index Fund (S000007249) (“Index Fund”)
Wells Fargo Advantage International Core Fund (S000007255) (“International Core Fund”)
(each the “Fund”, collectively the “Funds”)

                No. 333-165025

Dear Sir/Madam:

Pursuant to Section 485(a) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby requests class identifiers as follows:

For the Index Fund new Class C;
For the International Core Fund new Institutional Class and Class R;

which were registered electronically via EDGAR in a Form N-14 filing by the Trust dated February 22, 2010 with accession number 0000907244-10-000224.  This filing is being made solely for the purpose of obtaining identifiers for the Index Fund new Class C; for the International Core Fund new Institutional Class and Class R for the.

If you have any questions or would like further information, please call me at (617) 210-3682.

Very truly yours,

/s/ Maureen E. Towle

Maureen E. Towle

Senior Counsel